Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Long-term Liabilities

	Provision for litigations	Provision for return condition	Other long-term liabilities	Total
Balance at January 1, 2018	$15,152	$92,974	$31,554	$139,680
Increases	302	17,067	364	17,733
Used	(753)	(6,540)	(4,568)	(11,861)
Reclassification	—	—	(1,506)	(1,506)
Effect of movements in exchange rates	(1,822)	—	—	(1,822)

Balance at December 31, 2018	$12,879	$103,501	$25,844	$142,224

Current	—	—	4,500	4,500
Non-current	12,879	103,501	21,344	137,724

	$12,879	$103,501	$25,844	$142,224